Shareholder Report, Line Graph (Details) 74200176000_Putnam Ultra Short MAC Series_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	May 25, 2023	Jul. 31, 2026
Putnam Ultra Short MAC Series [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam Ultra Short MAC Series
Accumulated Value	$ 11,632	$ 11,343	$ 11,051	$ 10,744	$ 10,445	$ 10,095	$ 10,000	$ 11,836
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	11,080	10,701	10,370	10,351	10,160	9,849	10,000	$ 10,991
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 11,405	$ 11,172	$ 10,945	$ 10,677	$ 10,401	$ 10,122	$ 10,000	$ 11,612